Equity (Details) - USD ($)			12 Months Ended
	Apr. 30, 2024	Apr. 23, 2024	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022
Equity [Line Items]
Ordinary shares, issued (in Shares)			11,917,452	9,627,452
Ordinary shares, outstanding (in Shares)			11,917,452	9,627,452
Ordinary shares issued an aggregate (in Shares)		1,905,522
Gross proceeds			$ 2,343,792
Additional paid-in capital in private placements			2,341,886
Carrying amount			11,917	9,627
Additional paid-in capital			32,599,985	29,196,350
Additional paid-in capital in settle accrued payable			349,491
Waived debts			$ 712,258
Common Stock [Member]
Equity [Line Items]
Ordinary shares, issued (in Shares)			11,917,452	9,627,452
Ordinary shares, outstanding (in Shares)			11,917,452	9,627,452	9,627,452
Ordinary shares issued an aggregate (in Shares)			1,905,522
Ordinary price per share (in Dollars per share)		$ 1.23
Gross proceeds		$ 2,343,792
Additional paid-in capital in private placements		$ 2,341,886
Share issue (in Shares)			384,478
Carrying amount	$ 349,491
Common Stock [Member] | Mr. Jun Liu [Member]
Equity [Line Items]
Share issue (in Shares)	384,478